Note 10 - Sales of Shares Under Common Stock Purchase Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Common Stock Purchase Agreement [Text Bock]

Note 10.         Sales of Shares Under Common Stock Purchase Agreement

On July 8, 2022, we entered into a Common Stock Purchase Agreement (the “Purchase Agreement” or "ELOC") and a Registration Rights Agreement (the “Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the Purchase Agreement, subject to certain limitations and conditions, the Company has the right, but not the obligation, to sell to B. Riley up to $15,000,000 of shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), from time to time. Sales of Common Stock to B. Riley under the Purchase Agreement, and the timing of any such sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley under the Purchase Agreement. Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement with the Securities Exchange Commission (the “SEC”) to register under the Securities Act of 1933, as amended (the “Securities Act”) the resale by B. Riley of up to 450,000 shares of Common Stock that the Company may issue or elect, in the Company’s sole discretion, to issue and sell to B. Riley, from time to time under the Purchase Agreement.

On August 11, 2022 and November 10, 2022, the Company issued to B. Riley 8,984 and 2,995 shares, respectively, as a commitment fee in accordance with the Purchase Agreement. The total value of the commitment fee shares was $150,000 and is included in prepaid expenses and other current assets on the unaudited consolidated condensed balance sheet as of December 31, 2022. The commitment fee represents prepaid stock issuance cost and is being amortized to additional paid in capital as shares are sold under the Purchase Agreement. For the three and nine months ended September 30, 2023, the Company amortized $54,692 and $150,000 of the commitment fee, respectively.

During the three months ended September 30, 2023, the Company sold 20,000 shares of common stock under the ELOC at an average price of $5.90 per share, net of fees of $0.30 per share. The net proceeds from this sale were $118,655. During the nine months ended September 30, 2023, the Company sold 27,429 shares of common stock under the ELOC at an average price of $6.30 per share, net of fees of approximately $0.30 per share. The net proceeds from these sales were $172,108. There were no sales under the Purchase Agreement during the three and nine months ended September 30, 2022.

Note 15.         Common Stock Purchase Agreement

On July 8, 2022, we entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the Purchase Agreement, subject to certain limitations and conditions, the Company has the right, but not the obligation, to sell to B. Riley up to $15,000,000 of shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), from time to time. Sales of Common Stock to B. Riley under the Purchase Agreement, and the timing of any such sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley under the Purchase Agreement. Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement with the Securities Exchange Commission (the “SEC”) to register under the Securities Act of 1933, as amended (the “Securities Act”) the resale by B. Riley of up to 4,500,000 shares of Common Stock that the Company may issue or elect, in the Company’s sole discretion, to issue and sell to B. Riley, from time to time under the Purchase Agreement. We issued 119,780 common shares valued at $150,000 to B. Riley as a commitment fee. The cost of the shares is included in prepaid expenses and other current assets on the condensed consolidated balance sheet and will be charged to additional paid in capital as shares are sold under the ELOC. As of December 31, 2022, no shares have been sold to B. Riley under the Purchase Agreement.